Note 7 - Impairment Expense (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Impairment expense	$ 0	$ 0	$ 18,781	$ 0